COMPREHENSIVE INCOME (LOSS) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
COMPREHENSIVE INCOME (LOSS) [Abstract]
Unrealized gains on marketable securities	$ 83,000	$ 67,200